Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit after taxes	€ 1,444	€ 1,669	€ 1,521
Foreign currency translations:
Pre-tax activity, net	(85)	(246)	(205)
Tax effect	0	0	0
Foreign currency translations, net of tax	(85)	(246)	(205)
Cash flow hedges:
Pre-tax activity, net	15	21	(64)
Tax effect	(3)	(11)	17
Cash flow hedges, net of tax	12	10	(47)
Other reserves:
Pre-tax activity, net	(8)	3	(9)
Tax effect	3	0	3
Other reserves, net of tax	(5)	3	(6)
Items that may be subsequently reclassified to the income statement	(78)	(233)	(258)
Pension plan remeasurements:
Pre-tax activity, net	61	(108)	(45)
Tax effect	(16)	35	11
Pension plan remeasurements, net of tax	45	(73)	(34)
Items that will not be subsequently reclassified to the income statement	45	(73)	(34)
Other comprehensive (loss)/income for the period, net of tax	(33)	(306)	(292)
Comprehensive income for the period	1,411	1,363	1,229
Comprehensive income attributable to shareholders	1,385	1,363	1,202
Comprehensive income attributable to non-controlling interests	€ 26	€ 0	€ 27